UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2019

Date of reporting period:  August 31, 2018

Item 1. Schedule of Investments.

M.D. Sass Equity Income Plus Fund
Schedule of Investments
August 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS* - 85.19%
Airlines - 1.88%
Delta Air Lines, Inc.	16,000	$935,680
Banks - 3.09%
Webster Financial Corp.	23,600	1,542,968
Building Products - 2.94%
Fortune Brands Home & Security, Inc.	27,700	1,467,546
Chemicals - 4.49%
DowDuPont, Inc.	31,900	2,237,147
Communications Equipment - 3.01%
ARRIS International PLC (a)(b)	58,000	1,502,780
Consumer Finance - 2.66%
Discover Financial Services	17,000	1,328,040
Containers & Packaging - 3.99%
Packaging Corp. of America	18,100	1,989,552
Health Care Equipment & Supplies - 4.38%
Koninklijke Philips NV - ADR	48,900	2,182,407
Hotels, Restaurants & Leisure - 10.52%
Caesars Entertainment Corp. (b)	197,000	2,009,400
Royal Caribbean Cruises Ltd. (a)	15,600	1,912,248
Wyndham Destinations, Inc.	30,000	1,326,000
		5,247,648
Household Durables - 6.08%
Lennar Corp.	33,000	1,705,110
Tempur Sealy International, Inc. (b)	24,000	1,329,360
		3,034,470
Independent Power and Renewable Electricity Producers - 8.01%
NRG Energy, Inc.	58,200	2,059,698
NRG Yield, Inc.	97,400	1,933,390
		3,993,088
Insurance - 12.05%
American International Group, Inc.	38,500	2,047,045
Chubb Ltd. (a)	14,700	1,988,028
MetLife, Inc.	43,000	1,973,270
		6,008,343
IT Services - 4.13%
Sabre Corp.	78,900	2,060,079
Media - 3.75%
Comcast Corp.	50,500	1,867,995
Pharmaceuticals - 3.16%
Pfizer, Inc.	38,000	1,577,760
Semiconductors & Semiconductor Equipment - 6.43%
Broadcom, Inc.	8,800	1,927,464
Teradyne, Inc.	31,000	1,276,890
		3,204,354
Transportation Infrastructure - 4.62%
Macquarie Infrastructure Corp.	49,000	2,304,960
TOTAL COMMON STOCKS (Cost $40,244,523)		42,484,817

MASTER LIMITED PARTNERSHIPS* - 8.36%
Capital Markets - 4.51%
Apollo Global Management, LLC	65,100	2,247,903
Oil, Gas & Consumable Fuels - 3.85%
EQT Midstream Partners LP	33,600	1,920,576
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $3,438,164)		4,168,479

REAL ESTATE ENVESTMENT TRUSTS* - 7.19%
Spirit Realty Capital, Inc.	163,000	1,364,310
VICI Properties, Inc.	106,200	2,220,642
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,555,445)		3,584,952

	Contracts	Notional Value	Value
PURCHASED OPTIONS - 0.13%
EXCHANGE TRADED OR CENTRALLY CLEARED PUT OPTIONS
SPDR S&P 500 ETF Trust
Expiration: October 2018, Exercise Price: $268.00	700	$20,321,700	$63,000
TOTAL PURCHASED OPTIONS (Cost $162,778)			63,000

	Shares
SHORT-TERM INVESTMENTS - 2.23%
First American Government Obligations Fund, Class X, 1.839% (c)	1,113,844		1,113,844
TOTAL SHORT-TERM INVESTMENTS (Cost $1,113,844)			1,113,844

Total Investments (Cost $48,514,754) - 103.10%			51,415,092
Liabilities in Excess of Other Assets - (3.10)%			(1,545,921)
TOTAL NET ASSETS - 100.00%			$49,869,171

Percentages are stated as a percent of net assets.

*	All or a portion of these securities may be subject to call options written.
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Seven day yield as of August 31, 2018.

Abbreviations:
ADR	American Depositary Receipt
NV	Naamloze Vennootschap is a Dutch term for publicly traded company
PLC	Public Limited Company

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

M.D. Sass Equity Income Plus Fund
Schedule of Written Options
August 31, 2018 (Unaudited)

		Contracts	Notional Amount	Value
EXCHANGE TRADED OR CENTRALLY CLEARED CALL OPTIONS
American International Group, Inc.
Expiration: October 2018, Exercise Price: $55.00		(385)	$(2,047,045)	$(16,555)
Apollo Global Management, LLC
Expiration: September 2018, Exercise Price: $35.00		(651)	(2,247,903)	(29,295)
ARRIS International PLC (a)
Expiration: November 2018, Exercise Price: $25.00		(580)	(1,502,780)	(111,650)
Broadcom Ltd.
Expiration: September 2018, Exercise Price: $230.00		(88)	(1,927,464)	(27,104)
Caesars Entertainment Corp.
Expiration: December 2018, Exercise Price: $12.00		(1,970)	(2,009,400)	(65,010)
Chubb Ltd. (a)
Expiration: November 2018, Exercise Price: $135.00		(147)	(1,988,028)	(58,800)
Comcast Corp.
Expiration: October 2018, Exercise Price: $37.50		(505)	(1,867,995)	(42,925)
Delta Air Lines, Inc.
Expiration: September 2018, Exercise Price: $50.00		(160)	(935,680)	(141,600)
Discover Financial Services
Expiration: October 2018, Exercise Price: $72.50		(170)	(1,328,040)	(109,650)
DowDuPont, Inc.
Expiration: September 2018, Exercise Price: $70.00		(319)	(2,237,147)	(43,384)
EQT Midstream Partners LP
Expiration: October 2018, Exercise Price: $55.00		(336)	(1,920,576)	(107,520)
Fortune Brands Home & Security, Inc.
Expiration: November 2018, Exercise Price: $57.50		(277)	(1,467,546)	(22,852)
Koninklijke Philips NV ADR
Expiration: October 2018, Exercise Price: $45.00		(489)	(2,182,407)	(47,677)
Lennar Corp.
Expiration: November 2018, Exercise Price: $52.50		(330)	(1,705,110)	(81,510)
Macquarie Infrastructure Corp.
Expiration: October 2018, Exercise Price: $45.00		(490)	(2,304,960)	(117,600)
MetLife, Inc.
Expiration: September 2018, Exercise Price: $50.00		(50)	(229,450)	(150)
Expiration: December 2018, Exercise Price: $50.00		(380)	(1,743,820)	(23,750)
NRG Energy, Inc.
Expiration: December 2018, Exercise Price: $37.00		(582)	(2,059,698)	(90,210)
NRG Yield, Inc.
Expiration: November 2018, Exercise Price: $20.00		(974)	(1,933,390)	(65,745)
Packaging Corp. of America
Expiration: October 2018, Exercise Price: $125.00		(181)	(1,989,552)	(1,358)
Pfizer, Inc.
Expiration: October 2018, Exercise Price: $40.00		(380)	(1,577,760)	(71,820)
Royal Caribbean Cruises Ltd. (a)
Expiration: September 2018, Exercise Price: $125.00		(156)	(1,912,248)	(21,528)
Sabre Corp.
Expiration: October 2018, Exercise Price: $30.00		(789)	(2,060,079)	(5,918)
Spirit Realty Capital, Inc.
Expiration: October 2018, Exercise Price: $8.00		(1,630)	(1,364,310)	(69,275)
Tempur Sealy International, Inc.
Expiration: September 2018, Exercise Price: $55.00		(240)	(1,329,360)	(53,280)
Teradyne, Inc.
Expiration: October 2018, Exercise Price: $40.00		(310)	(1,276,890)	(73,780)
VICI Properties, Inc.
Expiration: December 2018, Exercise Price: $22.50		(1,062)	(2,220,642)	(29,205)
Webster Financial Corp.
Expiration: October 2018, Exercise Price: $65.00		(236)	(1,542,968)	(57,820)
Wyndham Destinations, Inc.
Expiration: September 2018, Exercise Price: $45.00		(300)	(1,326,000)	(11,400)
Total Written Options (Premiums received $1,488,229)				$ (1,598,371)

(a)	Foreign issued security.

ADR	American Depositary Receipt

The accompanying notes are an integral part of these schedule of investments.

M.D. Sass Short Term U.S. Government Agency Income Fund
Schedule of Investments
August 31, 2018 (Unaudited)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 89.08%
Fannie Mae Pool
725792, 4.500%, 08/01/2019	$5,194	$5,252
725707, 5.000%, 08/01/2019	16,519	16,940
735990, 4.500%, 11/01/2019	9,160	9,262
253802, 6.500%, 05/01/2021	15,631	17,134
890156, 5.000%, 05/01/2023	10,686	11,099
995865, 4.500%, 07/01/2024	119,826	124,089
255984, 4.500%, 11/01/2025	12,483	12,971
AL9541, 3.500%, 12/01/2026	263,877	266,967
47935, 4.842% (11th District Cost of Funds Index + 1.250%), 05/01/2027 (a)	1,395	1,450
AL8046, 3.500%, 01/01/2028	1,005,865	1,017,643
AL6206, 3.500%, 06/01/2028	241,204	244,028
252284, 6.500%, 01/01/2029	86,549	95,530
323591, 6.500%, 03/01/2029	22,472	24,645
BM1231, 3.500%, 11/01/2031	578,203	587,027
MA0949, 3.500%, 01/01/2032	135,853	137,808
555326, 5.500%, 04/01/2033	192,874	213,893
555531, 5.500%, 06/01/2033	169,482	185,341
555592, 5.500%, 07/01/2033	45,557	49,677
748375, 3.839% (12 Month LIBOR USD + 1.089%), 08/01/2033 (a)	2,191	2,291
888073, 5.500%, 02/01/2035	32,847	35,786
735670, 5.500%, 03/01/2035	65,843	71,760
745751, 5.500%, 09/01/2035	41,131	44,856
MA2907, 4.000%, 02/01/2047	299,389	305,150
MA3027, 4.000%, 06/01/2047	598,580	610,052
Fannie Mae REMICS
2003-128, 4.000%, 01/25/2019	1,783	1,780
1999-15, 6.000%, 04/25/2019	7,754	7,757
1990-73, 0.000%, 07/25/2020 (d)	10,433	10,154
2005-62, 4.750%, 07/25/2035	9,081	9,218
Fannie Mae-Aces
2015-M4, 2.292% (1 Month LIBOR USD + 0.210%), 09/25/2018 (a)	6,762	6,752
2015-M10, 2.332% (1 Month LIBOR USD + 0.250%), 03/25/2019 (a)	58,540	58,462
2012-M8, 2.261%, 12/25/2019 (b)(c)	8,893,485	113,447
FHLMC-GNMA
G023, 2.515% (1 Month LIBOR USD + 0.450%), 11/25/2023 (a)	101,854	102,394
Freddie Mac Gold Pool
E0-1497, 5.500%, 11/01/2018	595	595
G1-2883, 5.000%, 12/01/2018	1,635	1,652
G1-1551, 5.500%, 02/01/2019	237	237
G1-3052, 5.000%, 03/01/2019	858	867
G1-3330, 6.000%, 10/01/2019	1	1
G1-3272, 4.500%, 08/01/2020	9,313	9,407
G1-1838, 6.000%, 08/01/2020	2,528	2,548
G1-3318, 5.000%, 10/01/2020	47,336	47,640
G1-4904, 4.500%, 12/01/2021	17,640	17,817
G1-2977, 5.500%, 10/01/2022	23,029	23,636
G1-3007, 5.000%, 03/01/2023	48,487	50,366
G1-4160, 6.000%, 01/01/2024	2,344	2,356
G1-3390, 6.000%, 01/01/2024	42,145	43,729
G1-3610, 5.500%, 02/01/2024	33,908	34,995
G1-3692, 5.500%, 02/01/2024	19,404	20,030
G1-5123, 3.000%, 06/01/2024	117,189	117,463
J1-2635, 4.000%, 07/01/2025	70,748	72,680
G3-0289, 7.000%, 09/01/2025	163,430	170,407
J1-3273, 3.500%, 10/01/2025	112,750	114,084
C9-0945, 5.000%, 01/01/2026	68,640	72,576

G1-4159, 4.000%, 06/01/2026	169,547	174,183
G1-4350, 4.000%, 12/01/2026	105,729	108,621
G0-1584, 5.000%, 08/01/2033	83,957	89,676
G0-4913, 5.000%, 03/01/2038	75,242	80,369
H0-9207, 6.500%, 08/01/2038	49,446	52,612
Freddie Mac Multifamily Structured Pass Through Certificates
K-714, 0.802%, 10/25/2020 (b)(c)	11,159,772	125,876
Q-004, 2.749%, 01/25/2021 (b)	1,136,045	1,137,668
Q-001, 1.701%, 04/25/2021	469,978	461,032
K-J18, 2.455%, 03/25/2022	440,807	434,442
K-720, 0.649%, 08/25/2022 (b)(c)	9,408,021	159,990
K-023, 1.391%, 08/25/2022 (b)(c)	4,592,647	189,629
KI01, 2.241% (1 Month LIBOR USD + 0.160%), 09/25/2022 (a)	828,999	829,386
K-J10, 2.124%, 12/25/2022	98,603	97,414
K-724, 0.396%, 11/25/2023 (b)(c)	5,227,052	65,395
K-057, 1.326%, 07/25/2026 (b)(c)	2,689,354	204,832
Freddie Mac REMICS
2720, 5.000%, 12/15/2018	1,693	1,694
2895, 4.000%, 11/15/2019	11,252	11,284
3414, 4.000%, 12/15/2019	8,165	8,175
2934, 0.000%, 02/15/2020 (d)	13,268	13,058
3033, 4.500%, 09/15/2020	9,574	9,605
3288, 4.500%, 03/15/2022	21,455	21,513
2649, 3.500%, 07/15/2023	16,850	16,956
2824, 5.000%, 07/15/2024	5,160	5,323
3784, 4.000%, 01/15/2026	34,653	35,281
2344, 6.500%, 08/15/2031	23,398	26,795
FRESB Mortgage Trust
2015-SB2, 2.086% (1 Month LIBOR USD + 2.086%), 07/25/2035 (a)	531,865	523,994
2015-SB7, 2.370% (1 Month LIBOR USD + 2.370%), 09/25/2035 (a)	492,324	486,110
2016-SB13, 2.060% (1 Month LIBOR USD + 2.060%), 01/25/2036 (a)	389,278	381,293
2016-SB16, 2.130% (1 Month LIBOR USD + 2.130%), 05/25/2036 (a)	442,103	432,880
2018-SB49, 2.950% (1 Month LIBOR USD + 2.950%), 04/25/2038 (a)	499,531	496,311
2015-SB3, 2.012% (1 Month LIBOR USD + 2.012%), 08/25/2042 (a)	71,974	71,293
Ginnie Mae I Pool
781731X, 4.500%, 11/15/2018	283	287
781919X, 5.000%, 05/15/2020	58,064	59,623
782618X, 4.500%, 04/15/2024	178,795	187,049
741854X, 4.000%, 05/15/2025	135,563	138,868
Government National Mortgage Association
2013-101, 0.514%, 05/16/2035	290,736	283,237
2010-112, 3.000%, 04/20/2038	734	733
2013-55, 1.579%, 12/16/2042	459,393	443,918
2015-97, 2.400%, 04/16/2043	813,201	794,175
2011-6, 3.500%, 10/16/2044 (b)	333,026	333,318
2013-107, 0.537%, 11/16/2047 (b)(c)	5,153,820	129,760
2013-15, 0.594%, 08/16/2051 (b)(c)	6,201,896	259,624
2013-07, 0.346%, 05/16/2053 (b)(c)	7,846,828	213,453
2013-01, 0.615%, 02/16/2054 (b)(c)	5,834,944	233,446
2013-105, 0.643%, 06/16/2054 (b)(c)	3,742,534	76,877
2013-17, 0.791%, 06/16/2054 (b)(c)	7,470,051	294,391
2013-40, 0.825%, 06/16/2054 (b)(c)	4,556,405	190,180
2013-101, 0.619%, 10/16/2054 (b)(c)	5,157,507	160,967
2013-156, 0.747%, 06/16/2055 (b)(c)	5,639,692	215,481
2014-155, 1.169%, 08/16/2055 (b)(c)	1,948,050	119,009
2014-01, 0.461%, 09/16/2055 (b)(c)	7,878,767	218,902
2014-54, 0.494%, 09/16/2055 (b)(c)	6,241,134	202,182
2014-73, 0.635%, 04/16/2056 (b)(c)	5,923,695	219,188
2014-120, 0.702%, 04/16/2056 (b)(c)	2,515,889	100,664
2014-138, 0.745%, 04/16/2056 (b)(c)	1,989,718	99,048
2015-130, 0.851%, 07/16/2057 (b)(c)	3,186,671	181,548
Seasoned Credit Risk Transfer Trust Series
2018-3, 3.500%, 08/25/2057	147,629	147,291
TOTAL MORTGAGE BACKED SECURITIES (Cost $19,407,721)		$17,259,610

U.S. GOVERNMENT NOTES/BONDS - 22.15%
United States Treasury Inflation Indexed Bonds
0.125%, 04/15/2019	526,951	522,902
0.125%, 04/15/2020	107,605	106,248
0.125%, 04/15/2021	1,063,210	1,043,846
United States Treasury Notes/Bonds
1.250%, 11/15/2018	425,000	424,323
1.000%, 11/30/2018	2,200,000	2,194,196
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $4,326,392)		$4,291,515

	Shares
SHORT-TERM INVESTMENTS - 3.18%
First American U.S. Treasury Money Market Fund, Class Z, 1.785% (e)	616,030	616,030
TOTAL SHORT-TERM INVESTMENTS (Cost $616,030)		$616,030

Total Investments (Cost $24,350,143) - 114.41%		22,167,155
Liabilities in Excess of Other Assets - (14.41)%		(2,791,391)
TOTAL NET ASSETS - 100.00%		$19,375,764

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at August 31, 2018.
(b)	Variable rate security; the rate shown represents the rate at August 31, 2018. The coupon is based on an underlying pool of loans.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(e)	Seven day yield as of August 31, 2018.

The accompanying notes are an integral part of these schedule of investments.

Footnotes to the Schedules of Investments
August 31, 2018 (Unaudited)

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the
Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official
Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or will be valued at the later sale price on the composite market (defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service). When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisers to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Debt securities, including U.S. Government and Agency Securities, corporate securities, municipal securities, mortgage- and asset-backed securities, commercial paper, banker’s acceptances, certificate of deposit, time deposits and U.S. Treasury Bills, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean by pricing service providers. Pricing services may use various valuation methodologies such as broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. These securities that use similar valuation techniques and inputs as described above are typically categorized as Level 2 of the fair value hierarchy.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and the option will generally be classified as Level 2.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value
(“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2018.

M.D. Sass Equity Income Plus Fund
	Level 1	Level 2	Level 3	Total
Equities:
Common Stocks(1)	$42,484,817	$-	$-	$42,484,817
Master Limited Partnerships(1)	4,168,479	-	-	4,168,479
Real Estate Investment Trusts	3,584,952	-	-	3,584,952
Purchased Options	63,000	-	-	63,000
Total Equities	50,301,248	-	-	50,301,248
Short-Term Investments	1,113,844	-	-	1,113,844
Total Investments in Securities	$51,415,092	$-	$-	$51,415,092

Liabilities:
Written Options	$(746,118)	$(852,253)	$-	$(1,598,371)
Total Liabilities	$(746,118)	$(852,253)	$-	$(1,598,371)

(1) See the Schedule of Investments for industry classifications.

M.D. Sass Short Term U.S. Government Agency Income Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Mortgage Backed Securities	$-	$17,259,610	$-	$17,259,610
U.S. Government Notes/Bonds	-	4,291,515	-	4,291,515
Total Fixed Income	-	21,551,125	-	21,551,125
Short-Term Investments	616,030	-	-	616,030
Total Investments in Securities	$616,030	$21,551,125	$-	$22,167,155

The Funds did not hold any investments during the period with significant unobservable inputs which would be classifed as Level 3.

The M.D. Sass Short Term U.S. Government Agency Income Fund did not invest in derivative securities or engage in hedging activities during the period. The M.D.
Sass Equity Income Plus Fund invested in derivative instruments, such as purchased and written options, during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of August 31, 2018 for the M.D. Sass Equity Income Plus was as follows:

Derivatives not accounted for	Asset		Liability
as hedging instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$63,000	Options written, at value	$1,598,371
Total		$63,000		$1,598,371

Amount of Realized Gain (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for	Purchased	Written
as hedging instruments	Options	Options	Total
Equity Contracts	(526,814)	535,002	8,188
Total	$(526,814)	$535,002	$8,188

Change in Unrealized Appreciation (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for	Purchased	Written
as hedging instruments	Options	Options	Total
Equity Contracts	$4,272	$(638,229)	$(633,957)
Total	$4,272	$(638,229)	$(633,957)

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the first in-first out (FIFO) method by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interest income and expense are recognized on an accrual basis. Distributions received from the Funds’
investments in master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”) are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP or REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds. The distributions received from MLP or REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain (loss) on investments, respectively, when preparing financial statements. The distributions received that are classified as return of capital reduce the cost of investments within the financial statements.
Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method. Gains and losses on principal payments of mortgage-backed securities
(paydowns gains and losses) are included as an adjustment to interest income when preparing financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
 John Buckel, President

Date    10/23/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
   John Buckel, President

Date    10/23/18

By (Signature and Title)* /s/ Jennifer Lima
   Jennifer Lima, Treasurer

Date    10/22/18

* Print the name and title of each signing officer under his or her signature.